RELATED PARTY TRANSACTIONS (Details)	1 Months Ended
Aug. 31, 2022 shares
Number of Shares of Series A Preferred Stock Issued	42,000
Number of Shares of Common Stock Exchanged	123,472,996
Newlan Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	14,250
Number of Shares of Common Stock Exchanged	49,317,406
Sluss Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,000
Number of Shares of Common Stock Exchanged	1,615,002
Number of Shares of Common Stock Exchanged	1,115,002
EFT Holdings Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	9,778
Number of Shares of Common Stock Exchanged	18,221,906
EF2T Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,202
Number of Shares of Common Stock Exchanged	2,240,768
Astonia Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,520
Number of Shares of Common Stock Exchanged	2,831,661
deneault Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	14,250
Number of Shares of Common Stock Exchanged	49,746,253